                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number: ___
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Narragansett Management, LP
Address:    153 East 53rd Street, 26th Floor New York, New York 10022

Form 13F File Number: 28-10059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Janeen D. Eckert
Title:      Chief Financial Officer
Phone:      (212) 521-5044

Signature, Place, and Date of Signing:

      /s/ Janeen D. Eckert         New York, New York         May 14, 2003
      --------------------         ------------------         ------------
           [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13 NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     47
Form 13F Information Table Value Total:     $224,581 (Thousands)
List of Other Included Managers:            None

                           NARRAGANSETT MANAGEMENT, LP
                           FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                                        SHARES OR       INVESTMENT    OTHER    ---------------------
        NAME OF ISSUER        TITLE OF CLASS    CUSIP   VALUE (X1000)   PRIN. AMT.      DISCRETION   MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACTIVISION INC                 COMMON STOCK   004930202       650.00        45,000   SH      SOLE                 45,000
ADOLOR CORP                    COMMON STOCK   00724X102     2,478.00       250,000   SH      SOLE                250,000
ADOLOR CORP                    COMMON STOCK   00724X952       496.00        50,000   CAL     SOLE
ALTEON INC                     COMMON STOCK   02144G107       275.00        70,000   SH      SOLE                 70,000
AMERICAN HEALTHWAYS INC        COMMON STOCK   02649V104     9,500.00       500,000   SH      SOLE                500,000
AMERICAN PHARMACEUTICALS PTN   COMMON STOCK   02886P109    21,584.00     1,127,100   SH      SOLE              1,127,100
AMYLIN PHARMACEUTICALS INC.    COMMON STOCK   032346108     2,576.00       159,000   SH      SOLE                159,000
APPLIED MOLECULAR EVOLUTION    COMMON STOCK   03823E108     2,297.00       829,200   SH      SOLE                829,200
BAXTER INTL INC                COMMON STOCK   071813109     1,864.00       100,000   SH      SOLE                100,000
BERSHIRE HATHAWAY INC          CLASS A        084670108    12,760.00           200   SH      SOLE                    200
BIOMARIN PHARMACEUTICAL INC    COMMON STOCK   09061G101       579.00        51,000   SH      SOLE                 51,000
BIOLASE TECHNOLGY INC          COMMON STOCK   090911108       615.00        75,000   SH      SOLE                 75,000
CV THERAPEUTICS INC            COMMON STOCK   126667904     1,803.00       100,000   CAL     SOLE
CIRCUIT CITY STORE INC         COMMON STOCK   172737108       572.00       110,000   SH      SOLE                110,000
COCA COLA CO                   COMMON STOCK   191216100       526.00        13,000   SH      SOLE                 13,000
CONCEPTUS INC                  COMMON STOCK   206016107     9,000.00     1,000,000   SH      SOLE              1,000,000
DJ ORTHOPEDICS INC             COMMON STOCK   23325G104     1,271.00       325,000   SH      SOLE                325,000
DADE BEHRING HLDGS INC         COMMON STOCK   23342J206     1,078.00        57,500   SH      SOLE                 57,500
DAVITA INC                     COMMON STOCK   23918K108     2,591.00       125,000   SH      SOLE                125,000
ELECTRONIC DATA SYS            COMMON STOCK   285661104       440.00        25,000   SH      SOLE                 25,000
ENDOCARE INC                   COMMON STOCK   29264P104     1,559.00       636,500   SH      SOLE                636,500
EPOCH BIOSCIENCES INC          COMMON STOCK   294273107       154.00        95,529   SH      SOLE                 95,529
ESSENTIAL THERAPEUTICS INC     COMMON STOCK   29669A108        82.00       819,500   SH      SOLE                819,500
IDEC PHARMACEUTICAL CORP       COMMON STOCK   449370105    15,786.00       461,300   SH      SOLE                461,300
KING PHARMACEUTICALS INC       COMMON STOCK   495582108       679.00        56,900   SH      SOLE                 56,900
LIMITED BRANDS INC             COMMON STOCK   532716107       644.00        50,000   SH      SOLE                 50,000
LONGS DRUG STORES CORP         COMMON STOCK   543162101     2,264.00       150,900   SH      SOLE                150,900
MCKESSON CORP                  COMMON STOCK   58155Q103     9,972.00       400,000   SH      SOLE                400,000
MEDAREX INC                    COMMON STOCK   583916101     3,553.00     1,100,000   SH      SOLE              1,100,000
MEDIMMUNE INC                  COMMON STOCK   584699102    15,594.00       475,000   SH      SOLE                475,000
MEDIMMUNE INC                  COMMON STOCK   584699952     4,104.00       125,000   PUT     SOLE
NUVELO INC                     COMMON STOCK   67072M103       771.00       928,710   SH      SOLE                928,710
PFIZER INC                     COMMON STOCK   717081103    15,580.00       500,000   SH      SOLE                500,000
PHARMACIA CORP                 COMMON STOCK   71713U102    17,320.00       400,000   SH      SOLE                400,000
PRAECIS PHARMACEUTICALS INC    COMMON STOCK   739421105     2,070.00       517,538   SH      SOLE                517,538
REGENERON PHARMACEUTICALS      COMMON STOCK   75886F107     1,128.00       150,000   SH      SOLE                150,000
REGENERON PHARMACEUTICALS      COMMON STOCK   75886F907       647.00        86,100   CAL     SOLE
REGENERATION TECHNOLOGIES      COMMON STOCK   75886N100     1,137.00       126,465   SH      SOLE                126,465
SCIENTIFIC GAMES CORP          CLASS A        80874P109       151.00        27,900   SH      SOLE                 27,900
SONUS PHARMACEUTICALS INC      COMMON STOCK   835692104       428.00       180,628   SH      SOLE                180,628
SURMODICS INC                  COMMON STOCK   868873100     4,637.00       150,000   SH      SOLE                150,000
TENET HEALTHCARE CORP          COMMON STOCK   88033G100    11,690.00       700,000   SH      SOLE                700,000
TRIMERIS INC                   COMMON STOCK   896263100    34,270.00       833,000   SH      SOLE                833,000
VISTACARE INC                  CLASS A        92839Y109     3,657.00       205,000   SH      SOLE                205,000
WILLIAM SONOMA INC             COMMON STOCK   969904101       545.00        25,000   SH      SOLE                 25,000
ZYMOGENETICS INC               COMMON STOCK   98985T109     2,300.00       250,000   SH      SOLE                250,000
HILFIGER TOMMY CORP            ORDINARY       G8915Z102       904.00       125,000   SH      SOLE                125,000